Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 48,078	$ 51,278
Restricted cash	8,468	824
Accounts receivable, net	4,835	936
Prepaid expenses and other current assets	2,177	2,574
Total current assets	63,558	55,612
Vessels, net	667,213	612,358
Deferred financing costs, net	2,466	2,582
Other long term assets	106	242
Intangible assets	176,581	170,091
Total non-current assets	846,366	785,273
Total assets	909,924	840,885
Current liabilities
Accounts payable	2,022	1,076
Accrued expenses	2,986	1,941
Deferred voyage revenue	10,920	10,575
Current portion of long-term debt	36,700	29,200
Amount due to related parties	4,077	2,633
Total current liabilities	56,705	45,425
Long term debt	289,350	292,300
Unfavorable lease terms	0	665
Deferred voyage revenue	4,230	10,992
Total non-current liabilities	293,580	303,957
Total liabilities	350,285	349,382
Commitments and contingencies
Partners' capital
Common Unitholders (46,887,320 and 41,779,404 units issued and outstanding at December 31, 2011 and December 31, 2010, respectively)	729,550	651,965
Subordinated Unitholders (7,621,843 units issued and outstanding at December 31, 2011 and December 31, 2010)	(177,969)	(168,229)
General Partner (1,132,843 and 1,028,599 units issued and outstanding at December 31, 2011 and December 31, 2010, respectively)	1,976	1,685
Subordinated Series A Unitholders (1,000,000 units issued and outstanding at December 31, 2011 and December 31, 2010)	6,082	6,082
Total partners' capital	559,639	491,503
Total liabilities and partners' capital	$ 909,924	$ 840,885